COMMITMENTS AND CONTINGENCIES - Schedule of Future Rental Commitments Under Non-Cancelable Operating Leases (Detail) ¥ in Thousands	Aug. 31, 2019 CNY (¥)
COMMITMENTS AND CONTINGENCIES
2020	¥ 194,285
2021	185,839
2022	179,723
2023	158,329
2024	158,339
Thereafter	2,030,659
Total future rental commitments	¥ 2,907,174